Shareholder Fees (Vanguard Institutional Target Retirement 2010 Fund Institutional) - Vanguard Institutional Target Retirement 2010 Fund - Vanguard Institutional Target Retirement 2010 Fund - Institutional Shares
Total
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none